As filed with the Securities and Exchange Commission on or about February 25, 2026

Registration No. 033-17463 and 811-05344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 158	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 159	☒

WILLIAM BLAIR FUNDS

(Exact Name of Registrant as Specified in Charter)

150 North Riverside Plaza Chicago, Illinois 60606

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 364-8000

(Name and Address of Agent for Service) Lisa Rusch William Blair Investment Management, LLC 150 North Riverside Plaza Chicago, Illinois 60606	Copy to: Allison M. Fumai, Esq. Stephanie A. Capistron, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 5, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on , pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

EXPLANATORY NOTE

The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 156 under the Securities Act of 1933 (“PEA 156”) to its Registration Statement until March  5, 2026. Parts A, B, and C of the Registrant’s PEA 156 filed on November 28, 2025 are incorporated by reference herein. The effectiveness of PEA 156 was previously delayed by the Registrant’s Post Effective Amendment No. 157 under the Securities Act of 1933 which was filed on January 26, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 158 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 25th day of February, 2026.

WILLIAM BLAIR FUNDS

By:	/s/ Lisa Rusch
Lisa Rusch, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 158 to the registration statement has been signed below by the following persons in the capacity indicated on the 25th day of February, 2026.

Signature	Title

/s/ Lisa Rusch Lisa Rusch	President (Principal Executive Officer)

/s/ Cissie Citardi* Cissie Citardi	Trustee

/s/ Vann A. Avedisian* Vann A. Avedisian	Trustee

/s/ Kathleen T. Barr* Kathleen T. Barr	Trustee

/s/ Michelle E. Borré Massick* Michelle E. Borré Massick	Trustee

/s/ Daniel N. Leib* Daniel N. Leib	Trustee

/s/ Dorri C. McWhorter* Dorri C. McWhorter	Trustee

/s/ Steven R. Zenz* Steven R. Zenz	Trustee

/s/ John M. Raczek John M. Raczek	Treasurer (Principal Financial Officer, Principal Accounting Officer)

*By:	/s/ Lisa Rusch
Lisa Rusch, Attorney-in-Fact

* Lisa Rusch signs this document pursuant to powers of attorney filed as an exhibit to Post-Effective Amendment No. 156.